Regulatory Requirements and Restrictions - Other Regulatory Matters (Details) (USD $)	12 Months Ended		10 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Average daily reserve balances required by federal reserve	$ 18,200,000,000	$ 16,600,000,000
Average daily reserve balances in excess of vault cash held with federal reserve	9,100,000,000	7,800,000,000
Cash segregated under other regulations	4,500,000,000	6,000,000,000
Securities segregated under other regulations	13,100,000,000	8,400,000,000
Bank of America, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash dividends paid to parent company by consolidated subsidiaries	12,400,000,000
Subsidiaries, FIA Card Services, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Return of capital paid to parent company by consolidated subsidiaries	4,200,000,000
Scenario, Forecast | Bank of America, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash dividends allowable to be declared and paid by parent company by consolidated subsidiaries			16,900,000,000
Scenario, Forecast | Subsidiaries, Bank of America California, N.A.
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Cash dividends allowable to be declared and paid by parent company by consolidated subsidiaries			$ 924,000,000